Legal Proceedings	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Legal Proceedings
25)	LEGAL PROCEEDINGS

25.1)	PROVISIONS RESULTING FROM LEGAL PROCEEDINGS
Cemex is involved in various significant legal proceedings, which adverse resolutions are deemed probable. As a result, certain provisions and/or losses have been recognized in the financial statements, representing the best estimate of foreseeable cash outflows. As of December 31, 2024, the details of the most significant cases are as follows:

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As of December 31, 2024, Cemex has environmental remediation liabilities in the United Kingdom pertaining to closed and current landfill sites for the confinement of waste, representing the NPV of the obligations for an amount in Pounds sterling equivalent to $178. Expenditure, including monitoring, installation, repair and renewal of environmental infrastructure, was assessed and quantified over a period up to 60 years from the date of closure, in which the sites have the potential to cause environmental harm.

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As of December 31, 2024, Cemex has environmental remediation liabilities in the United States for $37, related to: a) the disposal of various materials in accordance with past industry practice, which might currently be categorized as hazardous substances or wastes; and b) the cleanup of sites used or operated by Cemex, including discontinued operations, regarding the disposal of hazardous substances or waste, either individually or jointly with other parties. Cemex does not believe that expenditure on these matters would exceed the amounts recorded. The ultimate cost that may be incurred to resolve these environmental issues cannot be assured until all environmental studies, investigations, remediation work and negotiations with, or litigation against, potential sources of recovery have been completed.

25.2)	CONTINGENCIES FROM LEGAL PROCEEDINGS
Cemex is involved in various legal proceedings, which have not required the recognition of accruals, considering that the probability of loss is less than probable. Nonetheless, until all stages in the procedures are exhausted in each proceeding, Cemex cannot assure the achievement of a final favorable resolution.
As of December 31, 2024, the most significant contingencies with a quantification of the potential loss, when it is determinable and would not impair the outcome of the relevant proceeding, were as follows:

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The European Commission has inspected Cemex’s offices in France and requested certain information relating to the business in France in the construction chemicals sector, which includes chemical admixtures and additives for use in concrete, cement and related construction products. Cemex is fully cooperating with the authorities conducting this investigation. The fact that this investigation is being conducted does not mean that the European Commission has concluded that Cemex has violated the law. As of December 31, 2024, due to the current stages of this investigation, Cemex is not able to assess the likely outcome of the investigation as it relates to us or whether it would have a material adverse impact on our results of operations, liquidity and financial condition.

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Cemex’s operations in the United States received a grand jury subpoena issued by the Department of Justice (the “DOJ”) in connection with an investigation of possible antitrust law violations in the cement additives and concrete admixtures sector. Cemex is fully cooperating with the authorities conducting this investigation. The fact that this investigation is being conducted does not mean that the DOJ has concluded that Cemex has violated the law. As of December 31, 2024, due to the current stage of this investigation, we are not able to assess the likely outcome of the investigation as it relates to us or whether it would have a material adverse impact on our results of operations, liquidity and financial condition.

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In December 2016, the Parent Company received subpoenas from the SEC seeking information to determine whether there have been any violations of the U.S. Foreign Corrupt Practices Act stemming from the Maceo Project. These subpoenas do not mean that the SEC has concluded that the Parent Company or any of its affiliates violated the law. On March 12, 2018, the DOJ issued a grand jury subpoena to the Parent Company relating to its operations in Colombia and other jurisdictions. In 2020, the Company delivered all of the information and documentation that had been requested and has not received any more requests since then. The Parent Company intends to continue to cooperate fully with the SEC, the DOJ and any other investigative entity. As of December 31, 2024, the Parent Company is unable to predict the duration, scope, or outcome of either the SEC investigation or the DOJ investigation, or any other investigation that may arise, or the potential sanctions which could be borne by the Parent Company, or if such sanctions, if any, would have a material adverse impact on Cemex results of operations, liquidity or financial position.

In addition to the legal proceedings described above in notes 25.1 and 25.2, as of December 31, 2024, Cemex is involved in various legal proceedings of lesser impact that have arisen in the ordinary course of business. These proceedings involve: 1) product warranty claims; 2) claims for environmental damages; 3) indemnification claims relating to acquisitions or divestitures; 4) claims to revoke permits and/or concessions; and 5) other diverse civil, administrative, commercial and lawless actions. Cemex considers that in those instances in which obligations have been incurred, Cemex has accrued adequate provisions to cover the related risks. Cemex believes these matters will be resolved without any significant effect on its business, financial position or results of operations. In addition, in relation to certain ongoing legal proceedings, Cemex is sometimes able to make and disclose reasonable estimates of the expected loss or range of possible loss, as well as disclose any provision accrued for such loss, but for a limited number of ongoing legal proceedings, Cemex may not be able to make a reasonable estimate of the expected loss or range of possible loss or may be able to do so but believes that disclosure of such information on a case-by-case
basis would seriously prejudice Cemex’s position in the ongoing legal proceedings or any related settlement discussions. Accordingly, in these cases, Cemex has disclosed qualitative information with respect to the nature and characteristics of the contingency but has not disclosed the estimate of the range of potential loss.

25.3)	OTHER SIGNIFICANT PROCESSES

In connection with the Maceo Plant, as described in note 15.1, as of December 31, 2024, the Maceo Plant has not initiated commercial operations. The evolution and status of the main issues related to the Maceo Plant are described as follows:

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As of December 31, 2024, part of Cemex’s investments in the Maceo Plant, including the land, the mining concession, the environmental license and the shares of Zona Franca Especial Cementera del Magdalena Medio S.A.S. (“Zomam”) (holder of the free trade zone concession), acquired in 2012 from CI Calizas y Minerales S.A. (“CI Calizas”) and part of the plant’s own assets (28%), are under a process of forfeiture of ownership that was linked to a former shareholder of CI Calizas by the Attorney General’s Office of the Colombian Nation (the “Attorney General”). The rest of the plant’s assets (72%) belongs to Cemex Colombia. As a consequence of the process of forfeiture of ownership, Cemex Colombia (i) does not have the Zomam’s legal representation, (ii) is not the legitimate owner of the land on which the Maceo Plant was built, and (iii) is not the assigned beneficiary of the mining concession or the permits associated with the project. Additionally, Cemex Colombia’s ownership of the Zomam shares and of Zomam’s assets are subject to several legal proceedings.

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In relation with the property of Zomam’s assets and its shares, on December 2020, Cemex Colombia filed a lawsuit before the Business Superintendency of Colombia, seeking the invalidity and, alternatively, the annulment of the equity contribution in-kind
carried out by Cemex Colombia to Zomam in December 2015, by means of which a portion of the Maceo Plant’s assets were contributed to such entity. As of December 31, 2024, the first and the second instance rulings, clearly stated that the capitalization made by Cemex Colombia was legal and complied with applicable laws. Against the decision, Cemex filed an extraordinary appeal, which is yet to be resolved by the Colombian Supreme Court of Justice. Additionally, on March 12, 2024, Corporación Cementera Latinoamericana S.L.U. (“CCL”), a Cemex indirect subsidiary, filed a lawsuit against Zomam, to recover $32.6 plus interest, owed by Zomam to CCL. Currently, the proceeding it’s on the initial stage and a first instance decision is yet to be obtained.

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As to the forfeiture of ownership proceeding mentioned above, in April 2019, Cemex Colombia and one of its subsidiaries reached a conciliatory agreement with the Sociedad de Activos Especiales, S.A.S. (the “SAE”) and CI Calizas before the Attorney General’s Office and as a consequence, signed a contract of Mining Operation, Manufacturing and Delivery Services and Leasing of Properties for Cement Production (the “Operation Contract”), which allows Cemex Colombia to continue using the assets for an initial term of 21 years that can be extended for ten additional years under certain conditions. Under the Operation Contract, once the Maceo Plant begins commercial operations, Cemex Colombia and/or a subsidiary will pay on a quarterly basis: a) 0.9% of the net sales resulting from the cement produced in the plant as compensation to CI Calizas for the right of Cemex Colombia to extract and use the mineral reserves; and b) 0.8% of the net sales resulting from the cement produced in the plant as payment to Zomam for cement manufacturing and delivery services, as long as Zomam maintains the free trade zone benefit, or, 0.3% in case that Zomam losses such benefit. The Operation Contract will continue in force regardless of the result of the forfeiture of ownership process.

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As of December 31, 2024, Cemex believes that it would be able to keep ownership of the Maceo Plant. Nevertheless, if the forfeiture of ownership proceeding over the assets is ordered in favor of the Colombian State, and if the assets were adjudicated to a third party in a public tender offer, by virtue of and early disposal proceeding, such third party would have to subrogate to the Operation Contract. As of December 31, 2024, Cemex is not able to estimate the results of such proceedings.

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In October 2021, CI Calizas, as holder of the environmental license, began the procedures before the National Environmental License Authority (“ANLA”) to expand the environmental extraction license to 1.3 million metric tons of minerals (clay and limestone) annually from the Maceo Plant quarry without the need to bring minerals from other locations. On November 15, 2024, the ANLA archived CI Calizas’ application, this decision was appealed by CI Calizas. The ruling temporarily limits the mine’s material extraction capacity to 990 thousand tons of minerals (clay and limestone) and the plant’s production to 1.5 million metric tons of cement per year. This decision does not have a material adverse impact on the operations of the Maceo Plant. CI Calizas still has the right to file again the application to expand the environmental extraction license.

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With this decision, most of the relevant permits of the Maceo Plant have been obtained, and thus, as of December 31, 2024, it is expected that the access road will be substantially completed in 2025 as well as the commissioning of the Maceo Plant. The Maceo Plant can begin operations adjusting its productions to the limits established by the corresponding permits and licenses without the conclusion of the access road.